Income Taxes (Tables)	11 Months Ended	12 Months Ended
	Dec. 02, 2021	Dec. 31, 2021
Income Tax [Line Items]
Schedule of reconciliation between the income tax provision computed by applying the statutory federal rate and the actual provision

	December 2,	December 31,
	2021	2020
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	0.00%	0.00%
Change in fair value of warrant liabilities	(1.76)%	0.00%
Transaction costs incurred in connection with IPO	0.00%	0.00%
Fair value of warrant liability in excess of proceeds from Private Placement	0.00%	0.00%
Change in valuation allowance	(19.24)%	(21.00)%
Income tax provision	0.00%	0.00%

Schedule of deferred income tax assets and liabilities

	December 2,	December 31,
	2021	2020
Deferred tax assets
Net operating loss carryforward	$38,800	$480
Startup/Organization Expenses	4,728,629	—
Total deferred tax assets, net	4,767,429	480
Valuation Allowance	(4,767,429)	(480)
Deferred tax assets, net of valuation allowance	$—	$—

P3 Health Partners Inc.
Income Tax [Line Items]
Schedule of components of loss before taxes

	Successor	Predecessor
	December 3, 2021	January 1, 2021
	through December 31,	through December 2,
	2021	2021	2020	2019
Domestic	$(57,937,929)	$(146,399,938)	$(31,411,542)	$(41,971,558)
Foreign	—	—	—	—
Total	$(57,937,929)	$(146,399,938)	$(31,411,542)	$(41,971,558)

Schedule of reconciliation between the income tax provision computed by applying the statutory federal rate and the actual provision

	Successor	Predecessor
	December 3, 2021	January 1, 2021
	through December 31,	through December 2,
	2021	2021	2020	2019
Tax at Federal statutory rate	$(12,166,545)	$(30,743,987)	$(6,596,424)	$(8,814,027)
State taxes, net of Federal Benefit	(98,755)	—	—	—
Allocable loss from investment in P3 LLC	1,550,420	—	—	—
SPAC warrants change in fair-value	(477,048)	—	—	—
Non-controlling interest and nontaxable income	8,359,391	30,743,987	6,596,424	8,814,027
Permanent book to tax differences	283	—	—	—
Change in valuation allowance	2,832,254	—	—	—
Total	$—	$—	$—	$—

Effective tax rate	—%	—%	—%	—%

Schedule of deferred income tax assets and liabilities

	Successor	Predecessor
	December 31,	December 31,
	2021	2020
Deferred tax assets:
Investment in P3 LLC	$—	$—
Net operating loss carryforwards	6,921,601	—
Accrued liabilities	3,306,695	—
Section 163j Interest Limitation	1,232,477	—
Other deferred tax assets	3,970	—
Total deferred tax assets	11,464,743	—
Valuation allowance	(9,621,431)	—
Net deferred tax assets	1,843,312	—
Deferred tax liabilities:
Other deferred tax liabilities	(87,415)
Goodwill and identifiable intangible assets	(1,755,897)	—
Total deferred tax liabilities	(1,843,312)	—
Net deferred tax asset	$—	$—